Business combinations - Summary of Changes In Balance Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Balance Payable From Acquisition Of Subsidiaries [Abstract]
At January 1	$ 299	$ 6,423
Payments of principal/finance charges - installments	0	(1,224)
Payments of principal/finance charges - earn-out	0	(916)
Fixed installments adjustment	0	(362)
Earn-out adjustment (i)	(299)	(3,740)
Accrued interest and others	0	9
Exchange differences	0	109
At December 31	$ 0	$ 299